UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2013
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Atkinson Asset Management Inc
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      -
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            April 16, 2013

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       80
Form 13F Information Table Value Total:       101071
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
Abbvie                             Common Stock   00287Y109      56      1370SH     SOLE           1370
Aflac                              Common Stock   001055102      47       910SH     SOLE            910
Apache Corp                        Common Stock   037411105    3180     41209SH     SOLE          41209
Applied Materials                  Common Stock   038222105    1371    101690SH     SOLE         101690
Gallagher & Co                     Common Stock   363576109      55      1340SH     SOLE           1340
Best Buy                           Common Stock   086516101    1489     67220SH     SOLE          67220
Bill Barrett                       Common Stock   06846N104    1129     55700SH     SOLE          55700
Blucora                            Common Stock   095229100    1050     67810SH     SOLE          67810
BP                                 Depository Rece055622104    1198     28280SH     SOLE          28280
Canadian Natural Resources         Common Stock   136385101    3001     93600SH     SOLE          93600
Capital One Financial              Common Stock   14040H105    1142     20780SH     SOLE          20780
Carrizo Oil & Gas                  Common Stock   144577103    1502     58270SH     SOLE          58270
CEMIG                              Depository Rece204409601     451     38066SH     SOLE          38066
Centurylink Inc                    Common Stock   156700106    1180     33577SH     SOLE          33577
Chesapeake Energy                  Common Stock   165167107    2929    143500SH     SOLE         143500
Chevron                            Common Stock   166764100    3137     26400SH     SOLE          26400
China Mobile ADR                   Depository Rece16941M109      46       860SH     SOLE            860
Coca-Cola                          Common Stock   191216100      49      1220SH     SOLE           1220
Comcast Corp                       Common Stock   20030N101    1423     33880SH     SOLE          33880
ConocoPhillips                     Common Stock   20825C104    3133     52128SH     SOLE          52128
Danaher Corp                       Common Stock   235851102    1359     21870SH     SOLE          21870
Devon Energy                       Common Stock   25179M103    2996     53100SH     SOLE          53100
eBay Inc                           Common Stock   278642103    1355     24990SH     SOLE          24990
Exxon Mobil                        Common Stock   30231G102    3154     35000SH     SOLE          35000
General Dynamics                   Common Stock   369550108      51       720SH     SOLE            720
Gilead Sciences Inc                Common Stock   375558103    1395     28500SH     SOLE          28500
H & R Block                        Common Stock   093671105    1384     47040SH     SOLE          47040
Halliburton                        Common Stock   406216101    3027     74900SH     SOLE          74900
Helix Energy Solutions             Common Stock   42330P107    2926    127880SH     SOLE         127880
Hess                               Common Stock   42809H107    3233     45143SH     SOLE          45143
Honda Motor Co ADR                 Depository Rece438128308     656     17140SH     SOLE          17140
HSBC Holdings ADR                  Depository Rece404280406     209      3924SH     SOLE           3924
Illinois Tool Works                Common Stock   452308109      47       770SH     SOLE            770
Intel Corp                         Common Stock   458140100    1202     55050SH     SOLE          55050
Intercontinental Ex.               Common Stock   45865V100    1311      8040SH     SOLE           8040
Itron                              Common Stock   465741106     418      9000SH     SOLE           9000
JA Solar                           Depository Rece466090206     714    197120SH     SOLE         197120
Johnson & Johnson                  Common Stock   478160104      57       700SH     SOLE            700
Kraft Foods                        Common Stock   50076Q106      55      1063SH     SOLE           1063
L-3 Communications                 Common Stock   502424104    1436     17750SH     SOLE          17750
LDK Solar ADR                      Depository Rece50183L107     171    155800SH     SOLE         155800
Mattel                             Common Stock   577081102      63      1450SH     SOLE           1450
Merck & Co                         Common Stock   58933Y105      50      1140SH     SOLE           1140
Microsoft                          Common Stock   594918104      44      1550SH     SOLE           1550
Mondelez International             Common Stock   609207105      59      1920SH     SOLE           1920
Netease.com                        Depository Rece64110W102    5121     93500SH     SOLE          93500
Newfield Exploration               Common Stock   651290108    2625    117086SH     SOLE         117086
Noble Energy                       Common Stock   655044105    3254     28135SH     SOLE          28135
Nokia ADR                          Depository Rece654902204     710    216422SH     SOLE         216422
Northrop Grumman                   Common Stock   666807102      54       770SH     SOLE            770
Nvidia Corp                        Common Stock   67066G104    1095     85395SH     SOLE          85395
Oracle Corp                        Common Stock   68389X105    1283     39680SH     SOLE          39680
Ormat Technologies                 Common Stock   686688102     457     22119SH     SOLE          22119
Patterson UTI Energy               Common Stock   703481101    2965    124370SH     SOLE         124370
Penn Virginia                      Common Stock   707882106     948    234700SH     SOLE         234700
PetroChina ADR                     Depository Rece71646E100     185      1400SH     SOLE           1400
Pfizer                             Common Stock   717081103      60      2070SH     SOLE           2070
Power One                          Common Stock   73930R102     468    113000SH     SOLE         113000
Procter & Gamble                   Common Stock   742718109      59       770SH     SOLE            770
QEP Resources                      Common Stock   74733V100    1067     33500SH     SOLE          33500
Renesola ADR                       Depository Rece75971T103     348    252000SH     SOLE         252000
Research In Motion                 Common Stock   760975102     530     36660SH     SOLE          36660
Reynolds American                  Common Stock   761713106      47      1060SH     SOLE           1060
Roper Industries Inc               Common Stock   776696106    1430     11230SH     SOLE          11230
Sohu.com                           Common Stock   83408W103    3383     68200SH     SOLE          68200
State Street                       Common Stock   857477103    1375     23274SH     SOLE          23274
Stone Energy                       Common Stock   861642106    1555     71500SH     SOLE          71500
Suncor Energy                      Common Stock   867224107    3041    101476SH     SOLE         101476
Sunpower                           Common Stock   867652406     462     40000SH     SOLE          40000
Suntech Power                      Depository Rece86800C104      96    247291SH     SOLE         247291
Taiwan Semiconductor ADS           Depository Rece874039100    1316     76529SH     SOLE          76529
TD Ameritrade                      Common Stock   87236Y108    1301     63080SH     SOLE          63080
Toyota Motor ADR                   Depository Rece892331307     692      6740SH     SOLE           6740
Triangle Petroleum                 Common Stock   89600B201     528     80000SH     SOLE          80000
Trina Solar ADR                    Depository Rece89628E104     835    230100SH     SOLE         230100
Ultra Petroleum                    Common Stock   903914109    1136     56500SH     SOLE          56500
Unit Corp                          Common Stock   909218109    3074     67497SH     SOLE          67497
Valero Energy                      Common Stock   91913Y100    3121     68599SH     SOLE          68599
Vodafone ADR                       Depository Rece92857W209    1251     44045SH     SOLE          44045
Yingli Green Energy ADR            Depository Rece98584B103     259    136500SH     SOLE         136500

</SEC-DOCUMENT>
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